Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value. See Note 3 for further discussion on fair value measurements.
Effective December 2, 2025, the Plan offers investment in EFSC common stock. Prior to December 2, 2025, the Plan offered investment in the EFSC Common Stock Fund (“the Fund”), which was tracked on a unitized basis. The Fund consisted of EFSC common stock and cash investments in the State Street Institutional U.S. Government Money Market Fund sufficient to meet the Fund’s daily liquidity needs. EFSC common stock is traded on a national securities exchange (Nasdaq: EFSC). The value of a unit reflected the combined market value of EFSC common stock and the cash investment held by the Fund.
Estimates and Assumptions
Estimates and Assumptions
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions to and deductions from net assets during the reporting period. Actual results could differ from those estimates.

Risk and Uncertainties
Risk and Uncertainties
The Plan invests in various investment securities, including common stock of the Company. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the value of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.